Property, Plant and Equipment, Net	6 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 7 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following as of December 31, 2023 and June 30, 2023:

	December 31, 2023	June 30, 2023
Building and improvements	$5,026,718	$4,963,911
Motor vehicles	344,015	337,202
Office and electronic equipment	127,080	330,232
Machinery	76,006	176,431
Total property, plant and equipment, at cost	5,573,819	5,807,776
Less: accumulated depreciation	(947,094)	(995,252)
Property, plant and equipment, net	$4,626,725	$4,812,524

As of December 31, 2023 and June 30, 2023, there were not any pledged property, plant or equipment. The Company recorded depreciation expenses of $219,759 and $613,247 for the six months ended December 31, 2023 and 2022, respectively. For the six months ended December 31, 2023 and 2022, the Company recorded no impairment losses for property, plant and equipment, respectively.

For the six months ended December 31, 2023 and 2022, the Company purchased property, plant and equipment of $Nil and $885,343 in cash, respectively. For the six months ended December 31, 2022, the Company acquired property, plant and equipment of $126,449 (cost of $551,389 and accumulated depreciation of $424,940) from business combinations.

For the six months ended December 31, 2023, the Company wrote off office and electronic equipment and machinery of $61,423 (cost of $351,297 and accumulated depreciation of $289,874), and recorded written-off of property, plant and equipment of $60,910 included in other income, net. For the six months ended December 31, 2022, the Company disposed or wrote off no property, plant and equipment.